Net (Loss) Income Per Share (Details) - Schedule of basic and diluted net (loss) income per share - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net (loss) income attributable to Highway Holdings
Limited’s shareholders, basic and diluted	$ (461)	$ 686	$ (630)
Shares:
Weighted average common shares used in computing basic net (loss) income per share (in Shares)	4,006,400	3,909,976	3,801,874
Net (loss) income per share, basic	$ (0.12)	$ 0.18	$ (0.17)